Income Taxes - Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory income tax rate ate	21.00%	21.00%
State taxes	1.10%	1.94%
Others	(0.69%)	(0.26%)
Research and development credits	1.11%	1.01%
Cancellation of debt income	0.00%	0.00%
Tranche liability	0.00%	(3.06%)
Interest expense	0.00%	0.00%
Stock-based compensation	(0.97%)	(0.96%)
Change in valuation allowance	(21.55%)	(19.67%)
Provision for taxes	0.00%	0.00%